ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

October 16, 2015	Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

VIA EDGAR

SSGA Funds

One Lincoln Street

Boston, Massachusetts 02111

Re:	Post-Effective Amendment No. 148/146 (the “Amendment”) to the Registration Statement of SSGA Funds (the “Trust”) on Form N-1A

Ladies and Gentlemen:

On behalf of the Trust, we are today filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, the Amendment to the Trust’s Registration Statement on Form N-1A under the Act (the “Registration Statement”). Pursuant to the requirements of Rule 485(a)(1), it is intended that the Amendment become effective on December 18, 2015 unless superseded by a subsequent filing.

The Amendment relates solely to State Street Disciplined Emerging Markets Equity Fund (formerly, SSGA Emerging Markets Fund), a series of the Trust (the “Fund”). The Board of Trustees of the Trust has approved changing the Fund’s name and principal investment strategy. The Amendment is being made to reflect these changes as well as to make certain other changes to the Registration Statement.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me at (617) 951-7114.

Sincerely yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann